SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Principal amounts		$ 500,000	$ 1,062,764
Notes payable – long-term	12,455		290,215
Notes Payable [Member]
Short-Term Debt [Line Items]
Principal amounts	295,596		375,422
Less: current portion of notes payable	(283,141)		(85,207)
Notes payable – long-term	$ 12,455		$ 290,215